UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 February 9, 2005

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	88

Form13F Information Table Value Total:	257534

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      334    16000 SH       SOLE                    13400              2600
3M Company                     COM              88579y101     7489    96629 SH       SOLE                    81804             14825
Allstate Corp.                 COM              020002101     5954   110119 SH       SOLE                    94094             16025
Altria Group Inc               COM              02209s103      523     7000 SH       SOLE                                       7000
AmSouth Bancorporation         COM              032165102     1761    67204 SH       SOLE                    54254             12950
American Express Co.           COM              025816109     5940   115428 SH       SOLE                   105753              9675
American Intl. Group           COM              026874107     5083    74499 SH       SOLE                    63874             10625
Ameriprise Financial Inc.      COM              03076c106      673    16404 SH       SOLE                    14469              1935
Amgen Corp.                    COM              031162100     5978    75807 SH       SOLE                    63607             12200
Anadarko Petroleum Corporation COM              032511107      245     2589 SH       SOLE                     2589
Avon Products                  COM              054303102      342    11985 SH       SOLE                    10145              1840
BP PLC Spons ADR               COM              055622104     5751    89547 SH       SOLE                    79474             10074
Bank of America Corp.          COM              060505104     6184   133995 SH       SOLE                   113695             20300
Bard (C.R.), Inc.              COM              067383109     2174    32975 SH       SOLE                    32375               600
Bell South Corp.               COM              079860102      650    23999 SH       SOLE                    19132              4867
Berkshire Hathaway Class B     COM              084670207     3173     1081 SH       SOLE                      864               217
Best Buy Co., Inc.             COM              086516101     1005    23120 SH       SOLE                    16871              6249
Bristol Myers Squibb Co.       COM              110122108      762    33175 SH       SOLE                    30975              2200
Brown & Brown Inc              COM              115236101      214     7000 SH       SOLE                     7000
C D W Corporation              COM              12512n105     3265    56696 SH       SOLE                    47321              9375
CVS Corp.                      COM              126650100     3924   148534 SH       SOLE                   137950             10584
Cameco Corp.                   COM              13321L108     1268    20000 SH       SOLE                                      20000
Caterpillar Inc.               COM              149123101      225     3900 SH       SOLE                     3900
Cendant Corp.                  COM              151313103     1455    84363 SH       SOLE                    77413              6950
Chevron Corp.                  COM              166764100     6164   108583 SH       SOLE                    91555             17028
Cisco Systems, Inc.            COM              17275r102     2472   144419 SH       SOLE                   133044             11375
Citigroup Inc.                 COM              172967101      918    18918 SH       SOLE                    15260              3658
Coca Cola Co.                  COM              191216100     3002    74462 SH       SOLE                    70472              3990
ConocoPhillips                 COM              20825c104     8250   141805 SH       SOLE                   115735             26070
Constellation Brands           COM              21036p108     4482   170855 SH       SOLE                   143255             27600
Costco Wholesale Corp.         COM              22160k105     5729   115800 SH       SOLE                   100000             15800
Devon Energy Corporation       COM              25179m103     2074    33170 SH       SOLE                    30385              2785
Disney (Walt) Co.              COM              254687106     4541   189433 SH       SOLE                   170883             18550
DuPont                         COM              263534109      274     6451 SH       SOLE                     6451
Emerson Electric Co.           COM              291011104     2549    34121 SH       SOLE                    27371              6750
Exxon Mobil Corp.              COM              30231G102     8264   147132 SH       SOLE                   113254             33878
Fiserv Incorporated            COM              337738108     2980    68877 SH       SOLE                    57162             11715
Gannett Co. Inc.               COM              364730101     5301    87516 SH       SOLE                    75014             12502
General Electric Co.           COM              369604103    11407   325447 SH       SOLE                   270784             54663
Goldman Sachs Group            COM              38141g104     1332    10430 SH       SOLE                     9830               600
Harrah's Entertainment Inc.    COM              413619107     2914    40875 SH       SOLE                    35625              5250
Hewlett Packard Co             COM              428236103     4296   150043 SH       SOLE                   132893             17150
Home Depot Inc.                COM              437076102     6838   168913 SH       SOLE                   122496             46417
Honeywell Intl Inc.            COM              438516106     1631    43790 SH       SOLE                    39020              4770
Int'l Business Machines Corp.  COM              459200101     2358    28692 SH       SOLE                    21862              6830
Intel Corp.                    COM              458140100     1951    78167 SH       SOLE                    70417              7750
JP Morgan Chase & Co           COM              46625H100      678    17087 SH       SOLE                    17087
Jefferson - Pilot              COM              475070108     1476    25923 SH       SOLE                    22948              2975
Johnson & Johnson              COM              478160104     9472   157596 SH       SOLE                   142396             15200
Kimberly - Clark               COM              494368103     1448    24282 SH       SOLE                    14357              9925
Lowe's Cos.                    COM              548661107      547     8212 SH       SOLE                     8212
Medco Health Solutions         COM              58405u102     6742   120816 SH       SOLE                   107169             13647
Medtronic, Inc.                COM              585055106     4495    78075 SH       SOLE                    65550             12525
Merck & Co. Inc.               COM              589331107     1926    60553 SH       SOLE                    56253              4300
Microsoft Corp.                COM              594918104     2762   105611 SH       SOLE                    95986              9625
Morgan Stanley                 COM              617446448     6462   113894 SH       SOLE                   108575              5319
Motorola Inc.                  COM              620076109      326    14450 SH       SOLE                    11150              3300
Murphy Oil Corp.               COM              626717102     4824    89350 SH       SOLE                    72600             16750
Mylan Laboratories             COM              628530107      430    21560 SH       SOLE                    21560
Nokia Corporation              COM              654902204      218    11916 SH       SOLE                    11916
Oracle Corporation             COM              68389X105      131    10725 SH       SOLE                    10725
Pepsico Inc.                   COM              713448108     1543    26123 SH       SOLE                    22723              3400
Pfizer, Inc.                   COM              717081103     3977   170561 SH       SOLE                   154470             16091
Procter & Gamble               COM              742718109     6262   108186 SH       SOLE                   100466              7720
Schering-Plough                COM              806605101      957    45885 SH       SOLE                    40185              5700
Schlumberger Ltd.              COM              806857108     2152    22150 SH       SOLE                    21225               925
Scotts Miracle-Gro Co.         COM              810186106     1647    36410 SH       SOLE                    32760              3650
St. Joe Company                COM              790148100     2988    44450 SH       SOLE                    38450              6000
Standard & Poor's Dep. Rcpts.  COM              78462f103      464     3725 SH       SOLE                     3725
SunTrust Banks Inc.            COM              867914103     2262    31095 SH       SOLE                    22595              8500
TJX Companies Inc              COM              872540109     6349   273325 SH       SOLE                   231075             42250
Time Warner Inc.               COM              887317105     4146   237720 SH       SOLE                   214855             22865
Tocqueville Tr Gold Fund       COM              888894862      448    10991 SH       SOLE                                      10991
U. S. Bancorp                  COM              902973304     2278    76200 SH       SOLE                    76200
Union Pacific Corp.            COM              907818108      410     5090 SH       SOLE                     4690               400
United Parcel Service Cl B     COM              911312106     5958    79275 SH       SOLE                    67300             11975
United Technologies Corp.      COM              913017109     5619   100497 SH       SOLE                    94097              6400
Verizon Communications         COM              92343v104      360    11963 SH       SOLE                    11036               927
Wachovia Corporation           COM              929903102     3595    68019 SH       SOLE                    56485             11534
Wal-Mart Stores                COM              931142103      525    11228 SH       SOLE                    10728               500
Walgreen Co.                   COM              931422109      387     8742 SH       SOLE                     6742              2000
Washington Mutual Inc          COM              939322103      310     7124 SH       SOLE                     7124
WellPoint Inc.                 COM              94973v107     2891    36230 SH       SOLE                    34580              1650
Wells Fargo & Co.              COM              949746101     1443    22963 SH       SOLE                    18955              4008
Wendy's Intl                   COM              950590109     2909    52650 SH       SOLE                    44375              8275
Wireless Holgings Group, Inc.  COM              97654E104        1    45000 SH       SOLE                    45000
Wyeth                          COM              983024100     1409    30575 SH       SOLE                    20275             10300
New Perspective Fund, Inc.                      648018109      205 7153.022 SH       SOLE                 5997.764          1155.258